Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	112,074	$931,337
PGIM Global Real Estate Fund (Class R6)	68,880	1,162,013
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	117,917	1,437,411
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	102,987	1,005,152
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	174,033	1,625,464
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	509,882	5,516,920
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	430,834	7,074,298
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	216,796	2,280,697
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	294,246	4,675,563
PGIM TIPS Fund (Class R6)	122,687	1,051,425
PGIM Total Return Bond Fund (Class R6)	201,514	2,331,520

Total Long-Term Investments (cost $27,714,614)		29,091,800

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $31,880)	31,880	31,880

TOTAL INVESTMENTS 100.0% (cost $27,746,494)(wd)		29,123,680
Liabilities in excess of other assets (0.0)%		(8,671)

Net Assets 100.0%		$29,115,009

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds